Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Summary of goodwill

At 1 January 2019 (Predecessor)	1,121,138
Elimination of Predecessor goodwill arising from the acquisition of Chindex in 2014	(1,121,138)
Acquisition arising from the Business Combination (Note 23)	6,056,253
At 31 December 2019 (Successor)	6,056,253
Acquisition of a subsidiary (Note 23)	32,789
Disposal of a subsidiary	(3,392)
At 31 December 2020 (Successor)	6,085,650

Schedule of carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the CGUs

	Operating		Operating		Expansion
	assets_Tier 1		assets_Tier 2		assets		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount of goodwill	3,596,102	3,596,102	361,449	364,841	2,128,099	2,095,310	6,085,650	6,056,253
Carrying amount of brand with indefinite useful life	939,200	939,200	222,500	222,500	567,500	567,500	1,729,200	1,729,200